Leases (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Quantitative Information about Right of Use Assets and Lease Liabilities
The balance sheet shows the following amounts related to leases:

	December 31, 2023	December 31, 2022
Right-of-use assets
Office buildings	3,277	4,818

Total	3,277	4,818

	December 31, 2023	December 31, 2022
Lease liabilities
Current	1,863	1,898
Non-current	2,233	3,737

Total	4,096	5,635

Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities
The following table shows the changes in the
right-of-use
assets and lease liabilities:

	2023	2022
Right-of-use assets
Opening balance on January 1	4,818	5,183
New lease agreements	85	942
Remeasurement	(105)	99
Depreciation	(1,500)	(1,347)
Write-off	(324)	(352)
Hyperinflation adjustment	8	5
Exchange differences	295	288

Closing balance on December 31	3,277	4,818

	2023	2022
Lease liabilities
Opening balance on January 1	5,635	5,991
New lease agreements	85	942
Remeasurement	(336)	41
Interest added	574	671
Principal elements of lease payments	(1,574)	(1,263)
Interest payment	(573)	(670)
Write-off	(94)	(423)
Exchange differences	379	346

Closing balance on December 31	4,096	5,635

Summary of Detailed Information about Lease Amounts Reflected in Statement of Profit or Loss
The statement of profit or loss presents the following amounts related to leases:

	December 31, 2023	December 31, 2022	December 31, 2021
Depreciation charge of office buildings	1,500	1,347	1,069
Interest expense (included in financial expense)	574	671	696

Total	2,074	2,018	1,765